DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt
Schedule of Debt Notes Payable
Amount due New York Farms Group Inc. pursuant to Share Exchange Agreement dated April 17, 2019 (closed May 9, 2019) relating to the acquisition of 51% of Green Grow Farms, Inc. (paid July 24, 2019)	$200,000
Amount due to a former Bellissima consultant pursuant to a Settlement and Release Agreement dated February 7, 2019, due December 31, 2019	50,000
Total	$250,000

December 31,
2017

Equity Markets Advisory Inc. (“Equity Markets”):

$159,000 Promissory Notes dated April 15, 2010, November 1, 2013, and January 15, 2014, interest at 12%, due December 31, 2017 (B) (D)	11,227

Total Equity Markets	11,227

Alpha Capital Anstalt (“Alpha”):

$50,000 Promissory Note dated June 9, 2017, interest at 5%, due September 30, 2018 (G)	26,554

Total Alpha	26,554

Sky-Direct LLC (“Sky”):

$21,000 Promissory Notes dated January 27, 2016 and March 4, 2016, interest at 12%, due June 30, 2018 (C)(D)(H)	8,350

$15,000 Promissory Note assigned March 25, 2016, interest at 12%, due September 30, 2018 (A) (B) (D)(H)	15,000

$14,975 Promissory Notes dated October 19 2016, November 29, 2016, and December 30, 2016, interest at 12%, due September 30, 2018 (C)(H)	14,975

$80,700 Promissory Note dated January 30, 2017, interest at 12%, due September 30, 2018 (C)(H)	80,700

$80,000 Promissory Note dated February 28, 2017, interest at 12%, due September 30, 2018 (C)(H)	80,000

$7,000 Promissory Note dated June 30, 2017, interest at 12%, due September 30, 2018 (C)(H)	7,000

$3,000 Promissory Note dated April 28, 2017, interest at 12%, due September 30, 2018 (C)(H)	3,000

$5,000 Promissory Note dated May 19, 2017, interest at 10%, due September 30, 2018 (H)	3,095
$80,000 Promissory Note dated July 31, 2017, interest at 10%, due September 30, 2018- less unamortized debt discount of $0 and $46,465, respectively (H)	33,535

Total Sky	245,655

Oscaleta Partners LLC (“Oscaleta”):

$30,019 Promissory Note dated April 20, 2017, interest at 5%, due September 30, 2018(G)	17,556

$25,000 Promissory Note dated June 9, 2017, interest at 5%, due September 30, 2018 (G)	13,278

Total Oscaleta	30,834

East Six Opportunity Fund LLC:

$25,000 Promissory Note dated June 13, 2017, interest at 5%, due September 30, 2018 (G)	13,155

Other:

$10,000 Promissory Note to Sable Ridge Special Equity Fund LP dated October 10, 2014, interest at 10%, due December 31, 2018 (I)	10,000

$10,000 Promissory Note to Durham Property Management Inc. dated November 1, 2013, interest at 12%, due December 31, 2018 (I)	10,000

Loans from Peter Levine and affiliates, non-interest bearing, no terms of repayment	147,973

Total Other	167,973

Total	495,404

Less current portion	(495,404)

Non-current portion	$-